Property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	¥ 88,062
Charge for the year	(265,019)	¥ (268,669)	¥ (191,778)
Balance, at end of the period	76,316	88,062
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	200,171	181,834
Additions	33,016	22,430
Acquisitions through business combination	1,539
Disposals	(21,587)	(4,500)
Exchange adjustments	(14,550)	407
Balance, at end of the period	198,589	200,171	181,834
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(66,828)	(31,764)
Charge for the year	(30,507)	(37,481)
Written back on disposals	8,526	1,974
Exchange adjustments	(4,743)	(443)
Balance, at end of the period	(84,066)	(66,828)	(31,764)
Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(45,281)	(34,225)
Addition	(2,941)	(10,322)
Written back on disposals	6,179
Exchange adjustments	3,836	734
Balance, at end of the period	(38,207)	(45,281)	(34,225)
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	39,922
Balance, at end of the period	34,510	39,922
Leasehold Improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	111,279	101,076
Additions	12,484	8,122
Acquisitions through business combination	413
Disposals	(1,392)
Exchange adjustments	(10,835)	2,081
Balance, at end of the period	111,949	111,279	101,076
Leasehold Improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(33,195)	(15,416)
Charge for the year	(11,097)	(17,569)
Written back on disposals	395
Exchange adjustments	(2,890)	210
Balance, at end of the period	(41,007)	(33,195)	(15,416)
Leasehold Improvements | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(38,162)	(29,044)
Addition	(1,742)	(8,186)
Exchange adjustments	3,472	932
Balance, at end of the period	(36,432)	(38,162)	(29,044)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	17,914
Balance, at end of the period	18,805	17,914
Office equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	30,642	28,517
Additions	11,710	5,908
Acquisitions through business combination	7
Disposals	(3,675)	(3,817)
Exchange adjustments	(1,253)	34
Balance, at end of the period	37,431	30,642	28,517
Office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(12,728)	(6,892)
Charge for the year	(7,538)	(7,682)
Written back on disposals	3,026	1,780
Exchange adjustments	1,386	(66)
Balance, at end of the period	(18,626)	(12,728)	(6,892)
Office equipment | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustments	0
Balance, at end of the period	0
Store operating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	28,361
Balance, at end of the period	21,771	28,361
Store operating equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	55,315	50,049
Additions	8,822	7,612
Acquisitions through business combination	215
Disposals	(15,508)	(642)
Exchange adjustments	(2,375)	(1,704)
Balance, at end of the period	46,469	55,315	50,049
Store operating equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(19,835)	(8,942)
Charge for the year	(11,303)	(11,648)
Written back on disposals	5,028	177
Exchange adjustments	(3,187)	(578)
Balance, at end of the period	(22,923)	(19,835)	(8,942)
Store operating equipment | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(7,119)	(5,181)
Addition	(1,199)	(2,136)
Written back on disposals	6,179
Exchange adjustments	364	(198)
Balance, at end of the period	(1,775)	(7,119)	(5,181)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	1,865
Balance, at end of the period	1,230	1,865
Motor vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	2,935	2,192
Additions		788
Acquisitions through business combination	904
Disposals	(1,012)	(41)
Exchange adjustments	(87)	(4)
Balance, at end of the period	2,740	2,935	2,192
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(1,070)	(514)
Charge for the year	(569)	(582)
Written back on disposals	77	17
Exchange adjustments	(52)	(9)
Balance, at end of the period	(1,510)	¥ (1,070)	¥ (514)
Motor vehicles | Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustments	0
Balance, at end of the period	¥ 0